4. Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment Net Details
Leasehold improvements	$ 265	$ 265	$ 265
Motor vehicles	120	120	120
Equipment	351	310	177
Property and equipment, gross	736	695	562
Less accumulated depreciation	(497)	(380)	(212)
Property and equipment, net	$ 239	$ 315	$ 350	[1]

[1]	Restated